S-K 1603(c) Fiduciary Duties to Other Companies	Nov. 06, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings.

We do not have employment contracts with our officers and directors that will limit their ability to work at other businesses. In addition, our sponsor, officers and directors may participate in the formation of, or become an officer or director of, any other blank check company prior to completion of our initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other blank check company with which they may become involved. See “Proposed Business — Our Management Team — Prior SPAC Experience.”

Our sponsor, including Nukkleus, and certain of our officers and directors are, and may in the future become, affiliated with entities (including Kochav Defense Acquisition Corp., other SPACs, operating companies or investment entities) that are engaged in a similar business to us. We do not have employment contracts with our officers and directors that will limit their ability to work at other businesses. In addition, our sponsor, officers and directors may participate in the formation of, or become an officer or director of, any other blank check company prior to completion of our initial business combination. As a result, our sponsor, including Nukkleus, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other blank check company with which they may become involved. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for one or more entities to which he or she has fiduciary, contractual or other obligations or duties, he or she may honor these obligations and duties to present such business combination opportunity to such entities first, and only present it to us if such entities reject the opportunity and he or she determines to present the opportunity to us (unless such opportunity was presented to such individuals in his or her capacity as an officer or director of our company), subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. Additionally, neither Nukkleus, which controls our sponsor, nor any other entity currently has any obligation or duty to provide us with any potential business combination opportunity. In addition, Nukkleus will require that any business combination opportunity that is a corporate opportunity of Nukkleus that may also be a business combination opportunity for our company will first be presented to the board of directors of Nukkleus for consideration as to whether Nukkleus desires to pursue such business combination opportunity as a direct investment or to present such opportunity to our company for consideration. A decision by Nukkleus to pursue an opportunity would preclude us from pursuing it and could have a negative impact on our ability to complete our initial business combination. These conflicts may not be resolved in our favor and a potential target business may be presented to another entity prior to its presentation to us. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination. See “Proposed Business — Management — Prior SPAC Experience.”

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Menachem Shalom	Nukkleus, Inc.	Defense	Chief Executive Officer and Director
	Kochav Defense Acquisition Corp.	SPAC	CEO and Director
	Hold Me Ltd.	Digital payments	CEO, CFO and Sole Director

Asaf Yarkoni	Kamari Pharma Ltd.	Biotech	Chief financial officer
	Aroma Republic Ltd.,	Technology	Chief financial officer
	BioMeat FoodTech-L.P.	Food technology	Chairman of the Board
	Kochav Defense Acquisition Corp.	SPAC	CFO

Seth Farbman	VStock Transfer LLC	Financial services	Chairman and President
	ShareMedia.com	Online Marketing	Chairman and CEO

Yariv Cohen	Yariv Cohen N.L.A.L Ltd	Consulting	CEO and Owner

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Menachem Shalom	Nukkleus, Inc.	Defense	Chief Executive Officer and Director
	Kochav Defense Acquisition Corp.	SPAC	CEO and Director
	Hold Me Ltd.	Digital payments	CEO, CFO and Sole Director

Asaf Yarkoni	Kamari Pharma Ltd.	Biotech	Chief financial officer
	Aroma Republic Ltd.,	Technology	Chief financial officer
	BioMeat FoodTech-L.P.	Food technology	Chairman of the Board
	Kochav Defense Acquisition Corp.	SPAC	CFO

Seth Farbman	VStock Transfer LLC	Financial services	Chairman and President
	ShareMedia.com	Online Marketing	Chairman and CEO

Yariv Cohen	Yariv Cohen N.L.A.L Ltd	Consulting	CEO and Owner